Schedule II-Valuation and Qualifying Accounts (Details) (Valuation allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Valuation allowance for doubtful accounts
Valuation allowance for Doubtful Accounts
Balance at beginning of period	$ 24
Addition / Charges	59	24
Deduction	(24)
Balance at end of period	$ 59	$ 24